Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 1,381	$ 4,618	$ 705
Accounts receivable, net	2,119	651	3,335
Unbilled energy incentives earned	6,048	5,607	4,954
Prepaid expenses and other current assets	3,023	3,344	1,482
Taxes recoverable	683	631	1,388
Restricted cash	841	19,161
Current discontinued assets held for sale		80,943
Total Current Assets	14,095	114,955	11,864
Property and equipment, net	61,605	61,302	68,953
Right of use asset	1,303	1,330	1,004
Restricted cash			6,598
Other receivable	1,000	1,483
Capitalized development cost and other long-term assets, net	6,351	6,216	2,146
Non-current discontinued assets held for sale			87,750
Total Assets	84,354	185,286	178,315
Current Liabilities
Accounts payable	10,494	5,084	1,138
Accrued liabilities	19,032	24,410	3,471
Taxes payable	13	14	616
Deferred income	6,048	5,607	4,954
Operating lease liability	177	175	75
Green bonds	87,264	166,122
Convertible and non-convertible promissory notes, net of debt issuance costs	30,615	31,420
Due to affiliate	1,046
Current discontinued liabilities held for sale		14,259
Total Current Liabilities	154,689	247,091	10,254
Green bonds			149,481
Convertible and non-convertible promissory notes, net of debt issuance costs			9,214
Operating lease liability, net of current portion	1,188	1,252	960
Asset retirement obligations	196	197	397
Non-current discontinued liabilities held for sale			10,591
Total Liabilities	156,073	248,540	180,897
Shareholders’ Deficit
Preferred stock, $0.0001 par value, 1,000,000 authorized as of March 31, 2024 and December 31, 2023. 0 issued and outstanding as of March 31, 2024 and December 31, 2023.
Common Stock, $0.0001 par value, 150,000,000 authorized as of March 31, 2024 and December 31, 2023; 81,396,664 issued and outstanding as of March 31, 2024 and 71,905,363 issued and outstanding as of December 31, 2023.	8	7	6
Additional paid in capital	28,223	27,874	19,797
Foreign Currency Translation Reserve	(4,156)	(2,924)	(3,638)
Accumulated deficit	(95,794)	(88,211)	(18,747)
Total Shareholders’ Deficit	(71,719)	(63,254)	(2,582)
Total Liabilities and Shareholders’ Deficit	$ 84,354	$ 185,286	$ 178,315